Transactions with related parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Due from related party	$ 883	$ 878
Due from related party, non-current	1,350	1,350
Liabilities:
Due to related party, current	72	302
Working capital advances granted to the Manager (a)
Assets:
Due from related party	883	878
Security deposits to Manager (a)
Assets:
Due from related party, non-current	1,350	1,350
Executive service charges due to Manager (d)
Liabilities:
Due to related party, current	0	147
Administrative service charges due to Manager (e)
Liabilities:
Due to related party, current	30	30
Other Partnership expenses due to Manager
Liabilities:
Due to related party, current	42	125
Dynagas Ltd.
Liabilities:
Due to related party, current	$ 72	$ 302